EQUITY INVESTMENTS (Tables)	6 Months Ended
Mar. 28, 2014
Equity Method Investments And Joint Ventures [Abstract]
Table of Summarized Financial Information of Equity Investments, Income Statement

 Summarized financial information for AIM Services Co., Ltd. follows (in thousands):

	Three Months Ended March 28, 2014	Three Months Ended March 29, 2013
Sales	$366,242	$414,571
Gross profit	39,543	45,665
Net income	5,589	5,978

	Six Months Ended March 28, 2014	Six Months Ended March 29, 2013
Sales	$765,343	$895,472
Gross profit	85,564	102,405
Net income	13,332	15,380